Other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other current assets [abstract]
Other current assets
(USD millions)	2025	2024

VAT receivable	550	478

Prepaid expenses	1 153	985

Contingent consideration receivable [1]	101	120

Other receivables	1 141	1 097

Other current assets	514	288

Total other current assets	3 459	2 968

[1] Note 28 provides additional disclosures related to contingent consideration.